N-4	Aug. 16, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ACCOUNT AA
Entity Central Index Key	0001932768
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
This Supplement modifies certain information in the above-referenced prospectus and initial summary prospectus (together, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectus and initial summary prospectus are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.

Variable Investment Option

Subject to regulatory and other necessary approvals, the following Variable Investment Option is available for investment:

•	EQ/MFS Technology

Therefore, the following information has been added to the “Appendix: Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies
:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year

Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%	54.10%	17.38%	—

Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced prospectus and initial summary prospectus (together, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectus and initial summary prospectus are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies
:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year

Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%	54.10%	17.38%	—

EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]